Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments
Years ending December 31,
2015	$79,617
2016	81,925
2017	84,233
2018	71,797
2019	-
Thereafter	-
Total	$317,572